Other liabilities (Detail Textuals) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Installment	Dec. 31, 2017 BRL (R$) Installment	Dec. 31, 2017 BRL (R$)
Brasilia Airport Concession Agreement
Disclosure of financial liabilities [line items]
Fixed concession fee payable	$ 1,360,804		R$ 4,501,132
Numbe of annual installments	25	25
Annual fee payment percentage	2.00%	2.00%
Concession fee percentage	5.00%	5.00%
Brasilia Airport Concession Agreement | Inframerica Concessionaria do Aeroporto de Brasilia
Disclosure of financial liabilities [line items]
Percentage of prepaid concession fees	45.00%	45.00%
Prepaid concession fees	$ 36,000	R$ 118,900
Natal Airport Concession Agreement
Disclosure of financial liabilities [line items]
Fixed concession fee payable	$ 2,056		R$ 6,800
Natal Airport Concession Agreement | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante
Disclosure of financial liabilities [line items]
Percentage of prepaid concession fees	100.00%	100.00%
Prepaid concession fees	$ 4,000	R$ 13,100